Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation
Summary of the restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2017	30,874,144	4.4969

Granted	11,977,794	4.7052
Forfeited	(5,115,304)	4.6843
Vested	(12,507,000)	3.6776

Outstanding, December 31, 2018	25,229,634	4.9639

Granted	16,114,095	3.0005
Forfeited	(6,381,786)	4.7840
Vested	(7,848,811)	4.7427

Outstanding, December 31, 2019	27,113,132	3.9034

Granted	62,770,405	3.6059
Forfeited	(10,312,521)	3.9198
Vested	(6,918,126)	4.3045

Outstanding, December 31, 2020	72,652,890	3.6059

Expected to vest as of December 31, 2020	69,119,313	3.5939

Summary of restricted shares activity

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2018	—	—

Replacement due to acquisition of Bigo	38,042,760	3.6100
Granted	16,041,327	3.4750
Forfeited	(7,279,877)	3.6302
Vested	(8,599,959)	3.6608

Outstanding, December 31, 2019	38,204,251	3.5267

Granted	4,541,086	3.9739
Forfeited	(4,554,972)	3.5287
Vested	(11,770,000)	3.6290

Outstanding, December 31, 2020	26,420,365	3.5577

Expected to vest as of December 31, 2020	23,362,211	3.5635

Summary of stock option activity

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2018	—	—	—	—
Granted	10,934,300	4.7025

Outstanding, December 31, 2018	10,934,300	4.7025	5.29	—
Granted	438,100	3.5350
Forfeited	(1,065,000)	4.5225

Outstanding, December 31, 2019	10,307,400	3.8069	5.45	—

Outstanding, December 31, 2020	10,307,400	3.8069	4.45	—

Expected to vest as of December 31, 2020	10,307,400	3.8069	4.45	3,669
Exercisable as of December 31, 2020	3,233,650	4.4016	4.83	387

Schedule of stock option fair value assumptions

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

2019
Weighted average fair value per option granted	1.7582
Weighted average exercise price	3.5350
Weighted average Risk-free interest rate (1)	1.82%
Expected term (in year) (2)	6
Expected volatility (3)	56%
Dividend yield (4)	—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its common shares before December 31,2019. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.